SHAREHOLDERS' EQUITY - Dividends (Details) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2018 RUB (₽) payment ₽ / shares	Dec. 31, 2017 RUB (₽) payment ₽ / shares	Dec. 31, 2016 RUB (₽) payment ₽ / shares
Dividends
Minimum cumulative dividend payout for ordinary share	₽ 20.0	₽ 20.0	₽ 20.0
Number of semi-annual payments | payment	2	2	2
Declared cash dividends
Dividends declared (including dividends on treasury shares of 3,037, 1,337 and 220 respectively) | ₽	₽ 51,958.0	₽ 51,958.0	₽ 51,958.0
Dividends declared on treasury shares | ₽	₽ 3,037.0	₽ 1,337.0	₽ 220.0
Dividends, RUB per ADS	₽ 52.00	₽ 52.00	₽ 52.00
Dividends, RUB per share	₽ 26.00	₽ 26.00	26.00
Dividends payable | ₽	₽ 146.2	₽ 125.4
Minimum
Dividends
Target annual payout per ordinary share	₽ 25.0	₽ 25.0	25.0
Maximum
Dividends
Target annual payout per ordinary share	₽ 26.0	₽ 26.0	₽ 26.0